Loans and Other Borrowings - Summary of Key Components of Net Debt (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Increase in net debt during the year		£ 6,934
Debt at beginning balance	£ 11,035	11,035
IFRS 16 lease liabilities	6,063
Issuance/ (maturities)		(298)
Net lease additions		1,139
Foreign exchange		4
Other movements		26
Debt at ending balance	17,098	17,969
Finance lease liabilities	206		£ 206	£ 223
Removal of the accrued interest and fair value adjustments
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	3	3
Other movements		(43)
Debt at ending balance	3	(40)
Gross carrying amount
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	15,912	15,912
IFRS 16 lease liabilities	6,063
Issuance/ (maturities)		1,504
Net lease additions		1,139
Foreign exchange		7
Other movements		25
Debt at ending balance	21,975	24,650
Gross carrying amount | Due within one year
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	2,100	2,100
IFRS 16 lease liabilities	(16)
Issuance/ (maturities)		(629)
Foreign exchange		33
Transfer to within one year		1,326
Other movements		28
Debt at ending balance	2,084	2,842
Gross carrying amount | Over 12 months
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	14,776	14,776
IFRS 16 lease liabilities	(190)
Issuance/ (maturities)		2,843
Foreign exchange		398
Transfer to within one year		(1,326)
Other movements		(9)
Debt at ending balance	14,586	16,492
Gross carrying amount | Lease liabilities | Due within one year
Disclosure of detailed information about borrowings [Line Items]
IFRS 16 lease liabilities	725
Issuance/ (maturities)		(791)
Transfer to within one year		897
Other movements		(19)
Debt at ending balance	725	812
Gross carrying amount | Lease liabilities | Over 12 months
Disclosure of detailed information about borrowings [Line Items]
IFRS 16 lease liabilities	5,544
Net lease additions		1,139
Foreign exchange		5
Transfer to within one year		(897)
Other movements		(43)
Debt at ending balance	5,544	5,748
Gross carrying amount | Impact of cross-currency swaps
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(701)	(701)
Issuance/ (maturities)		81
Foreign exchange		(429)
Debt at ending balance	(701)	(1,049)
Gross carrying amount | Removal of the accrued interest and fair value adjustments
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(263)	(263)
Other movements		68
Debt at ending balance	(263)	(195)
Cash and cash equivalents
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(1,666)	(1,666)
Issuance/ (maturities)		75
Foreign exchange		(2)
Other movements		44
Debt at ending balance	(1,666)	(1,549)
Current asset investments
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(3,214)	(3,214)
Issuance/ (maturities)		(1,877)
Foreign exchange		(1)
Debt at ending balance	£ (3,214)	£ (5,092)